Schedule of Investments(a)
Invesco India ETF (PIN)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.85%(b)
Communication Services-4.05%
Bharti Airtel Ltd.	395,573	$7,399,001
Bharti Airtel Ltd.	26,497	365,739
Info Edge India Ltd.	12,049	1,069,986
Sun TV Network Ltd.	13,163	93,801
Tata Communications Ltd.	17,929	336,853
		9,265,380
Consumer Discretionary-12.23%
Bajaj Auto Ltd.	10,545	1,074,278
Balkrishna Industries Ltd.	12,688	404,862
Bata India Ltd.	9,965	148,767
Bharat Forge Ltd.	39,886	561,936
Bosch Ltd.	1,360	450,404
Dixon Technologies India Ltd.(c)	5,971	1,027,726
Eicher Motors Ltd.	21,884	1,309,277
Endurance Technologies Ltd.(c)	5,064	116,034
Exide Industries Ltd.	72,242	311,374
Hero MotoCorp Ltd.	20,569	1,026,958
Indian Hotels Co. Ltd. (The)	130,524	1,148,003
ITC Hotels Ltd.(d)	46,893	88,219
Jubilant Foodworks Ltd.	56,554	457,844
Kalyan Jewellers India Ltd.	61,665	356,292
Mahindra & Mahindra Ltd.	138,547	4,761,615
Maruti Suzuki India Ltd.	21,670	3,070,065
Metro Brands Ltd.	5,751	78,476
MRF Ltd.	400	523,578
Page Industries Ltd.	958	493,952
Relaxo Footwears Ltd.	11,236	71,173
Samvardhana Motherson International Ltd.	438,986	712,064
Sona Blw Precision Forgings Ltd.(c)	63,051	365,846
Tata Motors Ltd.	332,090	2,733,111
Titan Co. Ltd.	64,168	2,574,972
Trent Ltd.	28,533	1,885,991
Tube Investments of India Ltd.	16,276	622,347
TVS Motor Co. Ltd.	37,173	1,051,734
UNO Minda Ltd.	26,393	287,074
Vedant Fashions Ltd.	9,432	101,359
Whirlpool of India Ltd.	9,460	123,971
		27,939,302
Consumer Staples-6.80%
Britannia Industries Ltd.	18,715	1,107,093
Colgate-Palmolive (India) Ltd.	20,890	679,521
Dabur India Ltd.	90,469	552,272
Emami Ltd.	32,088	217,850
Godrej Consumer Products Ltd.	57,380	740,444
Hindustan Unilever Ltd.	139,515	3,968,798
ITC Ltd.	471,570	2,429,599
Marico Ltd.	82,435	637,103
Nestle India Ltd.	56,501	1,507,210
Patanjali Foods Ltd.	17,228	361,278
Tata Consumer Products Ltd.	101,493	1,196,736
United Breweries Ltd.	10,712	264,902
United Spirits Ltd.	45,411	744,769
Varun Beverages Ltd.	183,284	1,132,897
		15,540,472
Energy-9.65%
Bharat Petroleum Corp. Ltd.	315,206	945,750
Coal India Ltd.	356,664	1,623,169
Hindustan Petroleum Corp. Ltd.	142,499	587,519
Indian Oil Corp. Ltd.	645,052	952,667
	Shares	Value
Energy-(continued)
Mangalore Refinery & Petrochemicals Ltd.	31,131	$46,280
Oil & Natural Gas Corp. Ltd.	610,031	1,839,365
Oil India Ltd.	85,697	414,134
Petronet LNG Ltd.	118,037	429,174
Reliance Industries Ltd.	1,045,089	15,209,037
		22,047,095
Financials-22.55%
AU Small Finance Bank Ltd.(c)	57,274	395,667
Axis Bank Ltd.	359,551	4,073,912
Bajaj Finance Ltd.	43,993	3,988,986
Bajaj Finserv Ltd.	60,154	1,201,045
Bajaj Holdings & Investment Ltd.	4,204	559,447
Bandhan Bank Ltd.(c)	122,780	213,603
Bank of Maharashtra	239,279	140,842
Cholamandalam Investment and Finance Co. Ltd.	64,651	955,631
Federal Bank Ltd.	283,714	610,457
General Insurance Corp. of India(c)	47,960	226,616
HDFC Asset Management Co. Ltd.(c)	15,825	704,981
HDFC Bank Ltd.	885,304	17,328,391
Housing and Urban Development Corp. Ltd.	77,326	203,796
ICICI Bank Ltd.	718,688	10,342,315
ICICI Lombard General Insurance Co. Ltd.(c)	37,996	813,411
IDBI Bank Ltd.	88,415	82,363
Indian Railway Finance Corp. Ltd.(c)	278,899	482,801
Kotak Mahindra Bank Ltd.	140,820	3,079,755
L&T Finance Ltd.	130,919	218,931
LIC Housing Finance Ltd.	47,407	326,026
Mahindra & Mahindra Financial Services Ltd.	91,311	299,311
Motilal Oswal Financial Services Ltd.	21,971	160,862
Muthoot Finance Ltd.	16,826	437,720
Nippon Life India Asset Management Ltd.(c)	26,510	178,013
Poonawalla Fincorp Ltd.	42,630	152,144
Power Finance Corp. Ltd.	228,556	1,108,137
REC Ltd.	196,292	1,012,723
SBI Cards & Payment Services Ltd.	45,818	410,556
Shriram Finance Ltd.	201,509	1,260,684
Sundaram Finance Ltd.	10,454	556,080
		51,525,206
Health Care-6.64%
Alkem Laboratories Ltd.	8,094	472,450
Apollo Hospitals Enterprise Ltd.	15,606	1,223,969
Aurobindo Pharma Ltd.	41,486	559,840
Biocon Ltd.	71,700	299,058
Cipla Ltd.	84,269	1,435,972
Divi’s Laboratories Ltd.	20,055	1,290,346
Dr Lal PathLabs Ltd.(c)	5,450	179,119
Dr. Reddy’s Laboratories Ltd.	95,366	1,338,275
GlaxoSmithKline Pharmaceuticals Ltd.	6,586	149,961
Glenmark Pharmaceuticals Ltd.	23,676	396,206
Ipca Laboratories Ltd.	21,428	356,122
Laurus Labs Ltd.(c)	61,080	410,714
Lupin Ltd.	37,862	906,979
Max Healthcare Institute Ltd.	116,418	1,421,268
Sun Pharmaceutical Industries Ltd.	171,099	3,437,918
Syngene International Ltd.(c)	25,544	219,744
Torrent Pharmaceuticals Ltd.	16,787	632,568
Zydus Lifesciences Ltd.	39,669	443,027
		15,173,536
See accompanying notes which are an integral part of this schedule.

Invesco India ETF (PIN)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Industrials-8.69%
3M India Ltd.	433	$148,817
ABB India Ltd.	8,291	560,429
Adani Ports & Special Economic Zone Ltd.	115,890	1,463,934
AIA Engineering Ltd.	6,030	255,957
Ashok Leyland Ltd.	220,597	549,752
Astral Ltd.	18,711	325,093
Bharat Dynamics Ltd.(c)	14,300	214,421
Bharat Electronics Ltd.	562,144	1,887,928
Bharat Heavy Electricals Ltd.	200,701	478,890
CG Power and Industrial Solutions Ltd.	100,639	734,164
Cochin Shipyard Ltd.(c)	11,103	194,940
Container Corp. of India Ltd.	43,211	387,744
Cummins India Ltd.	21,259	712,524
Escorts Kubota Ltd.	5,306	221,451
GE Vernova T&D India Ltd.	19,745	404,921
Havells India Ltd.	37,844	682,487
Hindustan Aeronautics Ltd.(c)	29,839	1,349,595
Hitachi Energy India Ltd.	1,650	243,228
Indian Railway Catering & Tourism Corp. Ltd.	47,341	447,599
IRB Infrastructure Developers Ltd.	445,518	292,964
KEI Industries Ltd.	8,872	410,473
L&T Technology Services Ltd.(c)	4,105	256,810
Larsen & Toubro Ltd.	106,011	4,349,786
Mazagon Dock Shipbuilders Ltd.	9,514	272,654
Polycab India Ltd.	7,499	520,698
Rail Vikas Nigam Ltd.(c)	89,106	485,824
Schaeffler India Ltd.	6,288	248,098
Siemens Ltd.	14,010	977,920
Thermax Ltd.	6,033	268,603
Voltas Ltd.	36,084	523,510
		19,871,214
Information Technology-13.83%
Coforge Ltd.	9,996	948,006
HCL Technologies Ltd.	166,325	3,300,751
Honeywell Automation India Ltd.	348	162,160
Infosys Ltd.	551,805	12,006,907
KPIT Technologies Ltd.	26,038	421,407
LTIMindtree Ltd.(c)	14,451	981,663
Mphasis Ltd.	17,229	566,821
Oracle Financial Services Software Ltd.	3,598	376,725
Persistent Systems Ltd.	15,916	1,103,090
Tata Consultancy Services Ltd.	162,486	7,688,599
Tata Elxsi Ltd.	5,395	393,386
Tata Technologies Ltd.	26,137	236,892
Tech Mahindra Ltd.	95,706	1,840,128
Wipro Ltd.	442,711	1,585,997
		31,612,532
Materials-9.90%
Aarti Industries Ltd.	30,888	158,034
ACC Ltd.	12,607	290,938
Ambuja Cements Ltd.	125,559	740,019
APL Apollo Tubes Ltd.	30,627	532,211
Asian Paints Ltd.	71,452	1,893,031
Bayer CropScience Ltd.	1,995	117,384
Berger Paints India Ltd.	45,359	246,813
Castrol India Ltd.	75,383	153,390
Coromandel International Ltd.	19,766	412,061
Dalmia Bharat Ltd.	12,820	275,491
Deepak Nitrite Ltd.	10,794	288,905
	Shares	Value
Materials-(continued)
Grasim Industries Ltd.	58,641	$1,693,804
Gujarat Fluorochemicals Ltd.	6,187	254,813
Hindalco Industries Ltd.	217,251	1,483,847
Hindustan Zinc Ltd.	57,583	298,087
Jindal Stainless Ltd.	50,271	377,663
Jindal Steel & Power Ltd.	61,165	555,659
JSW Steel Ltd.	158,725	1,723,734
Kansai Nerolac Paints Ltd.	31,440	84,348
Linde India Ltd.	3,320	239,250
Lloyds Metals and Energy Ltd.	18,301	260,794
NMDC Ltd.	542,387	411,719
PI Industries Ltd.	12,646	507,280
Pidilite Industries Ltd.	23,941	792,782
Shree Cement Ltd.	2,115	676,859
Solar Industries India Ltd.	3,824	447,963
SRF Ltd.	22,241	719,234
Steel Authority of India Ltd.	224,889	277,083
Supreme Industries Ltd.	10,000	456,379
Tata Steel Ltd.	1,323,438	2,045,275
UltraTech Cement Ltd.	17,992	2,379,281
UPL Ltd.	82,929	576,461
Vedanta Ltd.	248,795	1,262,430
		22,633,022
Real Estate-1.45%
DLF Ltd.	97,590	835,186
Embassy Office Parks REIT	136,945	584,431
Macrotech Developers Ltd.(c)	40,678	563,119
Oberoi Realty Ltd.	18,378	382,940
Phoenix Mills Ltd. (The)	29,442	556,490
Prestige Estates Projects Ltd.	25,035	391,337
		3,313,503
Utilities-4.06%
Adani Total Gas Ltd.	43,618	322,094
GAIL (India) Ltd.	414,691	842,764
Gujarat Gas Ltd.	31,259	174,935
Indraprastha Gas Ltd.	108,890	252,596
JSW Energy Ltd.	83,307	487,090
NHPC Ltd.	468,634	433,314
NLC India Ltd.	53,454	136,026
NTPC Ltd.	744,596	2,773,145
Power Grid Corp. of India Ltd.	659,229	2,289,340
SJVN Ltd.	110,941	123,971
Tata Power Co. Ltd. (The)	230,298	964,628
Torrent Power Ltd.	28,300	476,457
		9,276,360
Total Common Stocks & Other Equity Interests (Cost $203,788,337)		228,197,622

Money Market Funds-0.96%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(e)(f) (Cost $2,195,915)	2,195,915	2,195,915
TOTAL INVESTMENTS IN SECURITIES-100.81% (Cost $205,984,252)		230,393,537
OTHER ASSETS LESS LIABILITIES-(0.81)%		(1,862,271)
NET ASSETS-100.00%		$228,531,266
See accompanying notes which are an integral part of this schedule.

Invesco India ETF (PIN)—(continued)
January 31, 2025
(Unaudited)
Investment Abbreviations:
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be India unless otherwise noted.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $9,380,647, which represented 4.10% of the Fund’s Net Assets.

(d)	Non-income producing security.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,987,436	$22,796,947	$(26,588,468)	$-	$-	$2,195,915	$56,002

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$88,219	$228,109,403	$-	$228,197,622
Money Market Funds	2,195,915	-	-	2,195,915
Total Investments	$2,284,134	$228,109,403	$-	$230,393,537